PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Government Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month period from June 1, 1997, through May 31, 1998. The report contains commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and its financial statements.

Government Cash Series is a conservative way to help your ready cash pursue daily income--while offering you the additional advantages of daily liquidity and stability of principal.* The fund invests in some of the safest investments available--short-term U.S. government obligations or repurchase agreements backed by these obligations.

Dividends paid to shareholders during the reporting period totaled $0.05 per share. At the end of the reporting period, the fund's total net assets reached $557.2 million.

As always, we thank you for keeping your cash working through the relative safety of Government Cash Series. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no guarantee that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Government Cash Series is invested in direct U.S. Treasury and U.S. government agency obligations and in repurchase agreements which have these securities as collateral. The fund continues to invest in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and may maintain a small Treasury position for liquidity purposes.

The Federal Reserve Board (the "Fed") kept monetary policy unchanged, with the federal funds target rate at 5.50%, over the annual reporting period ended May 31, 1998. Economic fundamentals remained quite strong over the reporting period, as gross domestic product grew at over 3.00% for the second, third, and fourth quarters of 1997, and expanded by 5.40% in the first quarter of 1998. The growth was spurred on by lower long-term interest rates and robust consumer spending. Outward signs of inflation remained benign, although concerns over tight labor markets in the face of economic growth in excess of the pace generally thought to be non-inflationary kept Fed policy makers vigilant. All things considered, it is likely that the Fed would have tightened monetary policy in a preemptive move to ward off future inflationary pressures had not the crises in the Asian economies developed toward the end of 1997. With the economies of many Asian nations unsteady at best and with the ultimate impact of the turmoil on the domestic economy unclear, the Fed was content to remain on the sidelines for the next several months.

Spreads on U.S. government agency securities relative to Treasury bills ("T-bills") were historically wide over the reporting period, as the T-bill market was heavily influenced by technical factors. A reduction in the overall T-bill auction sizes due to stronger than expected tax receipts and continued improvement in the budget deficit kept this sector well bid. The yield on one-year agency discount notes opened the period at 5.90%, and traded down to 5.60% in the summer months as inflation remained benign. It then rose to 5.80% by early October, as fears gripped the market that tight labor markets might spark upward pressure on prices. With the intensifying Asian economic crisis and concern about its impact on the domestic economy, the yield on this security declined sharply to close to 5.40% in early 1998, amid speculation that the Fed might have to ease monetary policy as a result. The yield then rebounded to end the reporting period at 5.60%, as domestic growth remained at a robust level.

Over the reporting period, the fund was targeted in a 35- to 45-day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the agency market. The fund remained barbelled in structure, combining a significant position in overnight and term repurchase agreements and floating rate securities with purchases of agency securities with 6 to 13 month maturities. In spite of the torrid pace of growth in the first quarter, the economy is expected to slow in upcoming months. Inventory accumulation combined with a net export drag may trim growth back to a more sustainable level. With that in mind, we will likely maintain our neutral portfolio stance, as the Fed should continue to stay on hold as long as inflation remains under control.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Cash Trust Series, Inc. (the "Company") was held on May 15, 1998. On February 26, 1998, the record date for shareholders voting at the meeting, there were 5,569,771,582 total outstanding shares. The following item was considered by shareholders of the Company and the results of their voting were as follows:

AGENDA ITEM: To elect Directors.*

                                     SHARES VOTED  SHARES WITHHELD
                                         FOR          AUTHORITY
 Thomas G. Bigley                    3,096,135,538   166,988,035
 John E. Murray, Jr., J.D., S.J.D.   3,096,268,650   166,854,923
 Nicholas P. Constantakis            3,096,798,545   166,325,028

* The following Directors of the Company continued their terms as Directors of the Company: John F. Donahue, John T. Conroy, Jr., William J. Copeland,
  J. Christopher Donahue, James E. Dowd, Esq., Lawrence D. Ellis, M.D., Edward
  L. Flaherty, Jr., Esq., Peter E. Madden, Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS

                           GOVERNMENT CASH SERIES

                                MAY 31, 1998

      PRINCIPAL
       AMOUNT                                                                            VALUE

 SHORT-TERM OBLIGATIONS--43.0%
 $         14,000,000 (a)Federal Farm Credit Bank, Floating Rate Note 5.323%,        $   13,996,702
                      6/1/1998
            6,000,000 Federal Farm Credit Bank, Notes 5.500% - 5.600%, 10/1/1998 -        5,994,344
                      4/1/1999
            5,900,000 (b)Federal Home Loan Bank, Discount Notes 5.380% - 5.390%,          5,800,237
                      6/22/1998 - 11/12/1998
           16,500,000 (a)Federal Home Loan Bank, Floating Rate Notes 5.418% -            16,495,702
                      5.650%, 6/3/1998 - 6/23/1998
           16,500,000 Federal Home Loan Bank, Notes 5.500% - 5.705%, 10/23/1998 -        16,492,027
                      5/5/1999
           21,000,000 (b)Federal Home Loan Mortgage Corp., Discount Notes 5.380% -       20,871,103
                      5.440%, 6/10/1998 - 9/30/1998
           14,000,000 (a)Federal Home Loan Mortgage Corp., Floating Rate Notes           13,996,499
                      5.436% - 5.456%, 6/21/1998 - 6/22/1998
            4,000,000 Federal Home Loan Mortgage Corp., Notes 5.550% - 5.605%,            3,997,653
                      3/12/1999 - 4/29/1999
           60,082,000 (b)Federal National Mortgage Association, Discount Notes           59,559,997
                      5.300% - 5.555%, 6/2/1998 - 12/7/1998
           42,000,000 (a)Federal National Mortgage Association, Floating Rate
                      Notes 41,979,550 5.446% - 5.655%, 6/1/1998 - 8/28/1998
           26,000,000 Federal National Mortgage Association, Notes 5.360% - 7.000%,      25,991,228
                      6/18/1998 - 5/26/1999
            7,000,000 (a)Student Loan Marketing Association, Floating Rate Note           6,998,618
                      5.655%, 6/2/1998
            5,500,000 Student Loan Marketing Association, Notes 5.580% - 5.830%,          5,499,777
                      10/29/1998 - 3/11/1999
 UNITED STATES TREASURY NOTES -- 4.0%
            2,000,000 United States Treasury Notes, 5.875%, 1/31/1999                     2,004,173
                          Total Short-Term Obligations                                  239,677,610
 (C)REPURCHASE AGREEMENTS--56.9%
           25,000,000 Bear, Stearns and Co., 5.650%, dated 5/29/1998, due 6/1/1998       25,000,000
            7,800,000 Deutsche Bank Government Securities, Inc., 5.570%, dated            7,800,000
                      5/29/1998, due 6/1/1998
           70,000,000 Fuji Government Securities, Inc., 5.640%, dated 5/29/1998,         70,000,000
                      due 6/1/1998
           13,000,000 (d)J.P. Morgan & Co., Inc., 5.540%, dated 4/1/1998, due            13,000,000
                      6/30/1998
           14,000,000 (d)J.P. Morgan & Co., Inc., 5.550%, dated 5/11/1998, due           14,000,000
                      8/10/1998
           13,000,000 (d)J.P. Morgan & Co., Inc., 5.570%, dated 5/29/1998, due           13,000,000
                      7/28/1998
           10,000,000 (d)Lehman Brothers, Inc., 5.520%, dated 4/7/1998, due              10,000,000
                      6/8/1998
           19,000,000 (d)Morgan Stanley Group, Inc., 5.535%, dated 5/11/1998, due        19,000,000
                      7/13/1998
           70,000,000 PaineWebber Group, Inc., 5.630%, dated 5/29/1998, due              70,000,000
                      6/1/1998
           25,000,000 Prudential Securities, Inc., 5.650%, dated 5/29/1998, due          25,000,000
                      6/1/1998

 GOVERNMENT CASH SERIES

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (C)REPURCHASE AGREEMENTS--CONTINUED
 $         25,000,000 Salomon Brothers, Inc., 5.650%, dated 5/29/1998, due 6/1/1998  $   25,000,000
           25,000,000 Toronto Dominion Securities (USA) Inc., 5.650%, dated              25,000,000
                      5/29/1998, due 6/1/1998
                          Total Repurchase Agreements                                   316,800,000
                          Total Investments (at amortized cost)(e)                    $ 556,477,610

(a) Denotes variable rate securities which show current rate and next demand date.

(b) The issue shows the rate of discount at time of purchase.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($557,183,543) at May 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                           GOVERNMENT CASH SERIES

                                MAY 31, 1998

 ASSETS:
 Investments in repurchase agreements                                $ 316,800,000
 Investments in securities                                             239,677,610
 Total investments in securities, at amortized cost and value                         $ 556,477,610
 Cash                                                                                         3,907
 Income receivable                                                                        1,715,923
 Receivable for shares sold                                                                 152,320
   Total assets                                                                         558,349,760
 LIABILITIES:
 Payable for shares redeemed                                               358,231
 Income distribution payable                                               645,735
 Accrued expenses                                                          162,251
   Total liabilities                                                                      1,166,217
 Net Assets for 557,183,543 shares outstanding                                        $ 557,183,543
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
 SHARE:
 $557,183,543 / 557,183,543 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                           GOVERNMENT CASH SERIES

                          YEAR ENDED MAY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 31,721,150
 EXPENSES:
 Investment advisory fee                                                $   2,817,822
 Administrative personnel and services fee                                    425,199
 Custodian fees                                                                54,774
 Transfer and dividend disbursing agent fees and                              569,826
 expenses
 Directors'/Trustees' fees                                                      6,544
 Auditing fees                                                                 13,141
 Legal fees                                                                     6,015
 Portfolio accounting fees                                                    100,229
 Distribution services fee                                                  1,611,059
 Shareholder services fee                                                   1,408,911
 Share registration costs                                                      71,358
 Printing and postage                                                          75,000
 Insurance premiums                                                             5,388
 Taxes                                                                         23,667
 Miscellaneous                                                                  1,967
   Total expenses                                                           7,190,900
 Waivers--
   Waiver of investment advisory fee                    $   (485,748)
   Waiver of distribution services fee                    (1,047,495)
     Total waivers                                                         (1,533,243)
       Net expenses                                                                       5,657,657
         Net investment income                                                         $ 26,063,493

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                           GOVERNMENT CASH SERIES

                                                                       YEAR ENDED MAY 31,
                                                                    1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $      26,063,493  $      24,576,217
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                            (26,063,493)       (24,576,217)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                      2,571,697,688      3,215,216,492
 Net asset value of shares issued to shareholders in payment          22,794,145         21,740,385
 of distributions declared
 Cost of shares redeemed                                          (2,567,675,348)    (3,154,718,528)
   Change in net assets resulting from share transactions             26,816,485         82,238,349
     Change in net assets                                             26,816,485         82,238,349
 NET ASSETS:
 Beginning of period                                                 530,367,058        448,128,709
 End of period                                                 $     557,183,543  $     530,367,058

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR ENDED MAY 31,
                                                 1998         1997        1996       1995       1994
 NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00       $ 1.00      $ 1.00     $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
    Net investment income                         0.05         0.04        0.05       0.04       0.02
 LESS DISTRIBUTIONS
    Distributions from net investment income     (0.05)       (0.04)      (0.05)     (0.04)     (0.02)
 NET ASSET VALUE, END OF PERIOD                 $ 1.00       $ 1.00      $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(A)                                  4.73%        4.54%       4.85%      4.43%      2.45%
 RATIOS TO AVERAGE NET ASSETS
    Expenses                                      1.00%        0.99%       0.99%      0.99%      0.99%
    Net investment income                         4.62%        4.45%       4.75%      4.35%      2.41%
    Expense waiver/reimbursement(b)               0.27%        0.10%       0.30%      0.08%      0.09%
 SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)    $557,184    $530,367    $448,129   $453,096   $401,334

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                           GOVERNMENT CASH SERIES

                                MAY 31, 1998

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1998, there were 12,500,000,000 shares of $0.001 par value capital stock authorized. At May 31, 1998, capital paid in aggregated $557,183,543. Transactions in capital stock were as follows:


                                                                          YEAR ENDED MAY 31,
                                                                         1998            1997
Shares sold                                                          2,571,697,688   3,215,216,492
Shares issued to shareholders in payment of distributions declared      22,794,145      21,740,385
Shares redeemed                                                     (2,567,675,348) (3,154,718,528)
   Net change resulting from share transactions                         26,816,485      82,238,349

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                        INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CASH TRUST SERIES, INC. and Shareholders of
GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Government Cash Series (one of the portfolios comprising Cash Trust Series, Inc.) including the portfolio of investments, as of May 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Government Cash Series as of May 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
July 10, 1998

                                  DIRECTORS

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                             James E. Dowd, Esq.

                           Lawrence D. Ellis, M.D.

                        Edward L. Flaherty, Jr., Esq.

                               Peter E. Madden

                      John E. Murray, Jr., J.D., S.J.D.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                              Richard B. Fisher
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                           Nicholas J. Seitanakis
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Government Cash Series

ANNUAL REPORT TO SHAREHOLDERS MAY 31, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 147551204
0062902 (7/98)
[Graphic]


PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Municipal Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month period from June 1, 1997, through May 31, 1998. The report contains commentary by the fund's portfolio manager, followed by a complete listing of the fund's holdings, and its financial statements.

Designed for tax-sensitive investors, Municipal Cash Series helps you pursue daily tax-free income on your ready cash*--while offering you the additional advantages of daily liquidity and stability of principal.** At the end of the reporting period, the fund was invested in high-quality, short-term securities issued by municipalities across 40 states.

Tax-free dividends paid to shareholders during the reporting period totaled $0.03 per share. At the end of the reporting period, the fund's total net assets stood at $647.8 million.

As always, we thank you for using Municipal Cash Series as a convenient way to pursue daily, tax-free income on your ready cash. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

Richard B. Fisher
President
July 15, 1998

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no guarantee that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S.
government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Advisers

Q. What is your review of the economic and interest rate environment during the fund's twelve-month reporting period?

A. During the fund's annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities -- particularly Treasury bills ("T-bills") -- were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate for most of the period. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the annual reporting period at close to 3.85%, and remained within a 3.80%-3.88% range until late November. Yields then fell to 3.75% by the end of the year as inflation remained friendly. Yields dropped again to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period in the 3.50% range but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.00%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 40 days. The fund remained close to a 40-55 average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continued to pursue a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund on May 31,1998, was 2.90% compared to 3.05% at the beginning of the reporting period on June 1, 1997.* The latest yield was the equivalent of a 4.80% taxable yield for investors in the highest federal bracket. Over the one-year reporting period, the tax-exempt yield averaged 2.86%, which is equivalent to a pre-tax yield of 4.74% for those same investors.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for a Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Cash Trust Series, Inc. (the "Company") was held on May 15, 1998. On February 26, 1998, the record date for shareholders voting at the meeting, there were 5,569,771,582 total outstanding shares. The following item was considered by shareholders of the Company and the results of their voting were as follows:

AGENDA ITEM 1: To elect Directors.*

                                   SHARED VOTED  SHARES WITHHELD
                                       FOR          AUTHORITY
Thomas G. Bigley                  3,096,135,538   166,988,035
John E. Murray, Jr., J.D., S.J.D  3,096,268,650   166,854,923
Nicholas P. Constantakis          3,096,798,545   166,325,028

On February 26, 1998, the record date for shareholders of Municipal Cash Series (the "Fund") voting at the meeting, there were 618,768,623 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 2: To approve or disapprove an amendment in the Fund's fundamental investment policy on diversification of its investments.

  SHARES VOTED   SHARES VOTED   SHARES      BROKER
      FOR          AGAINST      ABSTAIN    NON-VOTE
  239,908,782     5,861,211    6,689,056  85,945,816

AGENDA ITEM 3: To approve or disapprove an amendment to change from a fundamental to an operating policy the Fund's ability to invest in restricted securities.

  SHARES VOTED   SHARES VOTED    SHARES      BROKER
      FOR          AGAINST      ABSTAIN    NON-VOTE
  232,164,427     9,463,315   10,831,308   85,945,815

* The following Directors of the Company continued their terms as Directors of the Company: John F. Donahue, John T. Conroy, Jr., William J. Copeland,
J. Christopher Donahue, James E. Dowd, Esq., Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Esq., Peter E. Madden, Wesley W. Posvar, Marjorie
P. Smuts.

PORTFOLIO OF INVESTMENTS
MUNICIPAL CASH SERIES
MAY 31, 1998

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--99.4%
 ALABAMA--3.1%
 $          1,900,000 Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag    $    1,900,000
                      Corporation, Ltd.)/ (SouthTrust Bank of Alabama, Birmingham
                      LOC)
            6,000,000 Birmingham, AL IDA, (Series 1997) Weekly VRDNs (Millcraft,
                      AL 6,000,000 Inc.)/(Regions Bank, Alabama LOC)
            4,745,000 Birmingham, AL IDA, Revenue Bonds (Series 1989) Weekly VRDNs        4,745,000
                      (O'Neal Steel, Inc.)/ (SouthTrust Bank of Alabama, Birmingham
                      LOC)
              285,000 Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies,                      285,000
                      Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
              370,000 (b)Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell                     370,000
                      Manufacturing)/(SouthTrust Bank of Alabama, Birmingham LOC)
              395,000 (b)Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell                     395,000
                      Manufacturing)/(SouthTrust Bank of Alabama, Birmingham LOC)
              345,000 (b)Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell                     345,000
                      Manufacturing)/(SouthTrust Bank of Alabama, Birmingham LOC)
            1,000,000 Prattville, AL IDB, IDR Bonds Weekly VRDNs (Kuhnash                 1,000,000
                      Properties/Arkay Plastics Project)/ (PNC Bank, Ohio, N.A.
                      LOC)
            5,000,000 St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco         5,000,000
                      Industries, Inc.)/(National Australia Bank, Ltd., Melbourne
                      LOC)
                        TOTAL                                                            20,040,000
ARIZONA--3.7%
            3,800,000 Cochise County, AZ Pollution Control Corp., (Pooled Series
                      3,800,000 1994A), 3.55% TOBs (Arizona Electric Power
                      Cooperative, Inc. Project)/(National Rural Utilities
                      Cooperative Finance Corp.
                      GTD), Optional Tender 9/1/1998
            6,400,000 Eloy, AZ IDA, (Series 1996) Weekly VRDNs (The Marley Cooling        6,400,000
                      Tower Co.)/(First Union National Bank, Charlotte, NC LOC)
            9,170,000 Maricopa County, AZ, IDA, 3.70% CP (Citizens Utilities
                      Co.), 9,170,000 Mandatory Tender 7/20/1998
            4,700,000 Yuma County, AZ Airport Authority, Inc., (Series 1997A)             4,700,000
                      Weekly VRDNs (Bank One, Arizona N.A. LOC)
                        TOTAL                                                            24,070,000
ARKANSAS--6.7%
            9,000,000 Arkansas Development Finance Authority, (Series 1995) Weekly        9,000,000
                      VRDNs (Paco Steel & Engineering Corporation Project)/(Union
                      Bank of California LOC)
            4,000,000 Arkansas Development Finance Authority, Home Mortgage Revenue       4,000,000
                      Bonds (Series C), 3.65% BANs, 3/1/1999
            4,700,000 Arkansas Development Finance Authority, Single Family               4,700,000
                      Mortgage Revenue Bonds (1997 Series D), 4.05% TOBs, Mandatory
                      Tender 7/1/1998

 MUNICIPAL CASH SERIES

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 ARKANSAS--CONTINUED
 $          8,000,000 Crossett, AR, (Series 1997) Weekly VRDNs (Bemis Co., Inc.)     $    8,000,000
            6,000,000 Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994),         6,000,000
                      4.10% CP (Temple-Inland Forest Products
                      Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 6/26/1998
            1,000,000 Sheridan, AR IDA, (Series B) Weekly VRDNs (H.H. Robertson           1,000,000
                      Co.)/(PNC Bank, N.A. LOC)
            7,500,000 Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy       7,500,000
                      Chair Co.)/(NBD Bank, Michigan LOC)
            3,000,000 Springdale, AR, IDA Weekly VRDNs (Newlywed Food)/(Mellon
                      Bank 3,000,000 N.A., Pittsburgh LOC)
                        TOTAL                                                            43,200,000
COLORADO--2.2%
            4,000,000 Adams County, CO IDB, (Series 1993) Weekly VRDNs (Bace              4,000,000
                      Manufacturing, Inc.)/(Citibank N.A., New York LOC)
            2,640,000 Colorado HFA, (Series 1996) Weekly VRDNs (Neppl-Springs             2,640,000
                      Fabrication)/(Bank One, Colorado LOC)
            7,900,000 Denver (City & County), CO, Airport System Subordinate              7,900,000
                      Revenue Bonds (Series 1997A), 3.80% CP (Bayerische Landesbank
                      Girozentrale LOC), Mandatory Tender 8/14/1998
                        TOTAL                                                            14,540,000
CONNECTICUT--0.5%
            3,000,000 Connecticut State HEFA, (Series B) Weekly VRDNs                     3,000,000
                      (Edgehill)/(Banque Paribas, Paris LOC)
DELAWARE--0.5%
            3,000,000 Delaware EDA, (Series 1997A) Weekly VRDNs (Star 3,000,000
                      Enterprise)/(Canadian Imperial Bank of Commerce, Toronto
                      LOC)
DISTRICT OF COLUMBIA--0.6%
            4,200,000 District of Columbia Housing Finance Agency, (Series 1997C),        4,200,000
                      4.05% TOBs (AIG Funding, Inc.), Mandatory Tender 9/1/1998
FLORIDA--4.2%
            8,000,000 Broward County, FL, (Series B), 3.60% CP, Mandatory Tender          8,000,000
                      7/13/1998
            9,000,000 Broward County, FL, (Series B), 4.25% CP, Mandatory Tender          9,000,000
                      6/12/1998
            3,900,000 Broward County, FL, (Series B), 4.30% CP, Mandatory Tender          3,900,000
                      6/17/1998
            6,570,000 Florida HFA, Multifamily Housing Revenue Bonds (1995 Series         6,570,000
                      M) Weekly VRDNs (Bainbridge Club Apartments Project)/(PNC
                      Bank, Kentucky LOC)
                        TOTAL                                                            27,470,000
GEORGIA--3.9%
            1,250,000 De Kalb County, GA Development Authority Weekly VRDNs               1,250,000
                      (Rock-Tenn Company, Inc. Project)/(SunTrust Bank, Atlanta
                      LOC)
            5,585,000 Douglas County, GA Development Authority, (Series 1998A)            5,585,000
                      Weekly VRDNs (Heritage Bag)/ (Wachovia Bank of NC, N.A.,
                      Winston-Salem LOC)

 MUNICIPAL CASH SERIES

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 GEORGIA--CONTINUED
 $          1,000,000 Forsythe County, GA Development Authority, IDRB (Series 1995)  $    1,000,000
                      Weekly VRDNs (American BOA, Inc. Project)/(Dresdner Bank AG,
                      Frankfurt LOC)
            4,000,000 Franklin County, GA Industrial Building Authority, (Series          4,000,000
                      1995) Weekly VRDNs (Bosal Industries, Inc.)/(ABN AMRO Bank
                      N.V., Amsterdam LOC)
            2,075,000 Fulton County, GA IDA, (Series 1996) Weekly VRDNs                   2,075,000
                      (Peachtree-Broad Building, Ltd. Project)/ (SouthTrust Bank of
                      Georgia, Atlanta LOC)
            2,260,000 Gainesville, GA Redevelopment Authority, IDRB (Series 1986)         2,260,000
                      Weekly VRDNs (Hotel of Gainesville Associates
                      Project)/(Regions Bank, Alabama LOC)
            1,500,000 Hart County, GA IDA, Revenue Bonds (Series 1996) Weekly VRDNs       1,500,000
                      (Rock-Tenn Converting Co. Project)/(SunTrust Bank, Atlanta
                      LOC)
            2,000,000 Richmond County, GA Development Authority, Solid Waste              2,000,000
                      Disposal Revenue Bonds, (Series 1995) Weekly VRDNs (Federal
                      Paper Board Co., Inc.)/(Wachovia Bank of NC, N.A.,
                      Winston-Salem LOC)
              750,000 Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot,            750,000
                      Inc.)
            5,000,000 Summerville, GA Development Authority, (Series 1997) Weekly         5,000,000
                      VRDNs (Image Industries, Inc.)/(First Union National Bank,
                      Charlotte, NC LOC)
                        TOTAL                                                            25,420,000
IDAHO--1.3%
            8,710,000 (b)Idaho Housing Agency, PA-115 (1994 Series F) Weekly VRDNs        8,710,000
                      (Merrill Lynch Capital Services, Inc. LIQ)
ILLINOIS--5.7%
            6,850,000 Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.90%        6,850,000
                      TOBs (Peoples Gas Light & Coke Company), Optional Tender
                      12/1/1998
            7,400,000 Illinois Development Finance Authority, (Series 1997) Weekly        7,400,000
                      VRDNs (Tempco Electric Heater Corp.)/(First National Bank of
                      Chicago LOC)
            2,700,000 Illinois Development Finance Authority, Adjustable Rate IDRB        2,700,000
                      (Series 1996A) Weekly VRDNs (Nimlok Company)/(Bank One,
                      Illinois, N.A. LOC)
            7,605,000 Illinois Housing Development Authority, (1997 Subseries B-2),       7,605,000
                      4.15% TOBs, Mandatory Tender 7/7/1998
            8,455,000 (b)Illinois Housing Development Authority, PT-82 (1994 Series       8,455,000
                      B),% TOBs (Rabobank Nederland, Utrecht LIQ), Mandatory Tender
                      12/10/1998
            3,735,000 Morton, IL, IDRB (Series 1996) Weekly VRDNs (Morton Welding         3,735,000
                      Co, Inc. Project)/(Bank One, Illinois, N.A. LOC)
                        TOTAL                                                            36,745,000
INDIANA--5.9%
              310,000 Avilla, IN, IDRB Weekly VRDNs (Group Dekko                            310,000
                      International)/(Bank One, Indianapolis, N.A. LOC)
            1,500,000 Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon                   1,500,000
                      Corp.)/(Huntington National Bank, Columbus, OH LOC)

 MUNICIPAL CASH SERIES

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 INDIANA--CONTINUED
 $          1,945,000 Crown Point, IN, IDA Weekly VRDNs (D & M                       $    1,945,000
                      Manufacturing)/(National City Bank, Kentucky LOC)
            2,600,000 Franklin, IN, Economic Development Revenue Refunding Bonds          2,600,000
                      (Series 1994) Weekly VRDNs (Pedcor Investments L.P.)/(Federal
                      Home Loan Bank of Indianapolis LOC)
            2,275,000 Huntingburg, IN, (Series 1994) Weekly VRDNs (DMI Furniture,         2,275,000
                      Inc.)/(Bank One, Indianapolis, N.A. LOC)
            2,230,000 Huntingburg, IN, EDRB (Series 1993) Weekly VRDNs (DMI               2,230,000
                      Furniture, Inc.)/(Bank One, Indianapolis, N.A. LOC)
            1,870,000 Indiana Development Finance Authority, (Series 1996) Weekly         1,870,000
                      VRDNs (Meridian Group LLC Project)/(Bank One, Indianapolis,
                      N.A. LOC)
            9,000,000 Indiana Development Finance Authority, Solid Waste Disposal         9,000,000
                      Revenue Bonds (Series 1990A), 3.60% CP (Pure Air on the Lake,
                      Limited Partnership)/(National Westminster Bank, PLC, London
                      LOC), Mandatory Tender 6/22/1998
              700,000 Indiana Economic Development Commission, (Series 1989) Weekly         700,000
                      VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama,
                      Birmingham LOC)
            2,570,000 Indianapolis, IN, (Series 1991) Weekly VRDNs (Cantor &              2,570,000
                      Coleman II Project)/(Bank One, Indianapolis, N.A. LOC)
            1,840,000 Lebanon, IN IDA, (Series 1991) Weekly VRDNs (White Castle           1,840,000
                      System)/(Bank One, Ohio, N.A. LOC)
            5,950,000 North Manchester, IN, (Series 1997) Weekly VRDNs (Eften,            5,950,000
                      Inc.)/(Comerica Bank, Detroit, MI LOC)
            2,400,000 Tippecanoe County, IN Economic Development Revenue Weekly           2,400,000
                      VRDNs (Lafayette Venetian Blind)/(PNC Bank, Ohio, N.A. LOC)
            3,085,000 Westfield, IN IDR, (Series 1994) Weekly VRDNs (Standard             3,085,000
                      Locknut & Lockwasher, Inc.)/ (Bank One, Indianapolis, N.A.
                      LOC)
                        TOTAL                                                            38,275,000
 IOWA--0.3%
            2,040,000 Iowa Finance Authority, IDRB Weekly VRDNs (V-T Industries,          2,040,000
                      Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)
 KENTUCKY--4.6%
              490,000 Caldwell County, KY, (Series 1990) Weekly VRDNs (Thompson             490,000
                      Steel Pipe)/(Corestates Bank N.A., Philadelphia, PA LOC)
            2,600,000 Clark County, KY, IDR, (Series 1990) Weekly VRDNs (Walle            2,600,000
                      Corp.)/(Union Bank of Switzerland, Zurich LOC)
            3,505,000 Glasgow, KY, (Series 1994) Weekly VRDNs (Ply Tech                   3,505,000
                      Corp.)/(Bank One, Kentucky LOC)
            1,900,000 Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die        1,900,000
                      Casting Corporation)/(Harris Trust & Savings Bank, Chicago
                      LOC)
              700,000 Jefferson County, KY Weekly VRDNs (Gateway Press, Inc.)/(PNC          700,000
                      Bank, Kentucky LOC)

 MUNICIPAL CASH SERIES

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 KENTUCKY--CONTINUED
            6,000,000 Jefferson County, KY, (1997 Series A), 3.80% CP (Louisville    $    6,000,000
                      Gas & Electric Company), Mandatory Tender 8/14/1998
            1,360,000 Jefferson County, KY, IDR (Series 1991) Weekly VRDNs (Findley       1,360,000
                      Adhesives)/(Bank One, Ohio, N.A. LOC)
            2,000,000 Jefferson County, KY, IDR Weekly VRDNs (O'Neal Steel,               2,000,000
                      Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            1,400,000 (b)Kentucky Rural EDA, (Series 1990) Weekly VRDNs
                      (Thompson 1,400,000 Steel Pipe)/(NBD Bank, Michigan LOC)
            5,000,000 Louisville & Jefferson County, KY Regional Airport Authority,       5,000,000
                      (Series 1996-A) Weekly VRDNs (National City Bank, Kentucky
                      LOC)
            5,000,000 Louisville & Jefferson County, KY Regional Airport Authority,       5,000,000
                      (Series 1997 AA-1) Weekly VRDNs (National City Bank, Kentucky
                      LOC)
                        TOTAL                                                            29,955,000
 LOUISIANA--1.7%
            8,000,000 Lake Charles, LA Harbor & Terminal District, Revenue Bonds          8,000,000
                      (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.
                      Project)/(National City, Pennsylvania LOC)
            1,170,000 Louisiana PFA, (Series 1997B), 4.40% TANs (Monroe City
                      School 1,175,838 Board)/(Louisiana State GTD), 10/29/1998
            2,005,000 Louisiana PFA, (Series 1997C), 4.40% TANs (St. James
                      Parish, 2,008,960 LA)/(Louisiana State GTD), 10/29/1998
                        TOTAL                                                            11,184,798
 MARYLAND--1.0%
            2,250,000 Cecil County, MD, County Commissioners EDRB (Series 1988S)          2,250,000
                      Weekly VRDNs (Williams Mobile Offices, Inc.)/(First National
                      Bank of Maryland, Baltimore LOC)
              995,000 Maryland State Community Development Administration, (Series          995,000
                      1990A) Weekly VRDNs (College Estates)/(First National Bank of
                      Maryland, Baltimore LOC)
              800,000 Maryland State Community Development Administration, (Series          800,000
                      1990B) Weekly VRDNs (Cherry Hill Apartment
                      Ltd.)/(Nationsbank, N.A., Charlotte LOC)
            2,260,000 Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field         2,260,000
                      Container Co. L.P.)/(Northern Trust Co., Chicago, IL LOC)
                        TOTAL                                                             6,305,000
 MASSACHUSETTS--2.4%
           15,400,000 Massachusetts HEFA, (Series I) Weekly VRDNs (Harvard               15,400,000
                      University)
 MICHIGAN--0.7%
            3,300,000 Michigan Strategic Fund Weekly VRDNs (Tesco                         3,300,000
                      Engineering)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
            1,215,000 Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA Gas,       1,215,000
                      Inc.)/(Svenska Handelsbanken, Stockholm LOC)
                        TOTAL                                                             4,515,000

 MUNICIPAL CASH SERIES

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--2.6%
 $          5,775,000 (b)Dakota County & Washington County MN Housing &              $    5,775,000
                      Redevelopment Authority, MERLOTS (Series J), 4.00% TOBs
                      (United States Treasury COL)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ), Optional Tender 6/1/1998
              700,000 Minnesota State Higher Education Coordinating Board, (Series          700,000
                      1992A) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)
            1,650,000 New Hope, MN, Park Acres Apartments (Series 1997), 5.015%           1,650,000
                      TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender
                      3/1/1999
              825,000 Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank                825,000
                      Minnesota, N.A. LOC)
            1,920,000 Red Wing, MN Port Authority, (Series 1998) Weekly VRDNs (Food       1,920,000
                      Service Specialties)/ (Norwest Bank Minnesota, N.A. LOC)
            2,200,000 Robbinsdale, MN, Bridgeway Apartments (Series 1997), 5.015%         2,200,000
                      TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender
                      3/1/1999
            1,210,000 St. Paul, MN Port Authority Weekly VRDNs (H.M. Smyth Co.,           1,210,000
                      Inc.)/(Norwest Bank Minnesota, N.A. LOC)
            2,730,000 White Bear, MN Weekly VRDNs (Thermoform Plastic,                    2,730,000
                      Inc.)/(Norwest Bank Minnesota, N.A. LOC)
                        TOTAL                                                            17,010,000
  MISSISSIPPI--1.7%
            1,700,000 Mississippi Business Finance Corp. Weekly VRDNs (O'Neal             1,700,000
                      Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            1,950,000 Mississippi Business Finance Corp., IDRB (Series 1994) Weekly       1,950,000
                      VRDNs (Flexsteel Industries, Inc.)/(Norwest Bank Minnesota,
                      N.A. LOC)
            7,500,000 Mississippi Home Corp., Multifamily Housing Adjustable/Fixed        7,500,000
                      Rate Revenue Bonds (Series 1997) Weekly VRDNs (Windsor Park
                      Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)
                        TOTAL                                                            11,150,000
 MISSOURI--2.2%
            2,550,000 Missouri Development Finance Board, Industrial Development          2,550,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (LaGrange Foundry
                      Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)
              675,000 (b)Missouri Export & Infrastructure Board Weekly VRDNs                675,000
                      (Ex-L-Tube, Inc.)/(Norwest Bank Minnesota, N.A. LOC)
            4,050,000 Moberly, MO IDA, (Series 1996) Weekly VRDNs (Everlast Fitness       4,050,000
                      Manufacturing Corp.)/(Chase Manhattan Bank N.A., New York
                      LOC)
            7,000,000 Perry County, MO, (Series 1996) Weekly VRDNs (TG (U.S.A),           7,000,000
                      Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
                        TOTAL                                                            14,275,000
 MONTANA--0.5%
            3,440,000 (b)Montana State Board of Housing, MERLOTS (Series F), 4.10%        3,440,000
                      TOBs (Corestates Bank N.A., Philadelphia, PA LIQ), Optional
                      Tender 7/1/1998

 MUNICIPAL CASH SERIES

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MULTI STATE--2.3%
 $         15,000,000 (b)Charter Mac Floater Certificates Trust I Weekly VRDNs       $   15,000,000
                      (MBIA INS)/(Bayerische Landesbank Girozentrale, Commerzbank
                      AG, Frankfurt, Credit Communal de Belgique, Brussles and
                      Landesbank Hessen-Thueringen, Frankfurt LIQs)
 NEBRASKA--2.2%
            4,000,000 Douglas County, NE, (Series 1991) Weekly VRDNs (Malhove,            4,000,000
                      Inc.)/(Norwest Bank Minnesota, N.A. LOC)
           10,000,000 Nebraska Investment Finance Authority, Single Family Housing       10,000,000
                      Revenue Bonds (1997 Series C), 3.90% TOBs, Mandatory Tender
                      7/1/1998
                        TOTAL                                                            14,000,000
 NEW HAMPSHIRE--1.2%
            6,000,000 New Hampshire Business Finance Authority, PCR Bonds (Series         6,000,000
                      A), 3.85% CP (New England Power Co.), Mandatory Tender
                      6/22/1998
            2,010,000 New Hampshire State IDA, (Series 1991), 4.10% TOBs                  2,010,000
                      (International Paper Co.), Optional Tender 10/15/1998
                        TOTAL                                                             8,010,000
 NEW JERSEY--0.9%
            1,143,927 Hopatcong, NJ, 4.20% BANs, 6/12/1998                                1,144,010
            1,000,000 (b)New Jersey State, Trust Receipts (Series 1998 FR/RI-A8)          1,000,000
                      Weekly VRDNs (Bayerische Hypotheken-Und Wechsel-Bank AG LIQ)
            3,670,000 Trenton, NJ, 3.80% BANs, 3/10/1999                                  3,675,652
                        TOTAL                                                             5,819,662
 NEW MEXICO--0.6%
            4,000,000 New Mexico Mortgage Finance Authority, Single Family Mortgage       4,000,000
                      Program Bonds (1997 Issue 2), 3.90% TOBs (FGIC), Mandatory
                      Tender 10/15/1998
 NEW YORK--2.7%
            4,000,000 New York City, NY, (Series G), 4.25% Bonds, 8/1/1998                4,003,913
            4,000,000 New York City, NY, UT GO, 4.50% Bonds, 8/1/1998                     4,003,583
            6,200,000 New York State Energy Research & Development Authority, Poll        6,200,000
                      Ctrl Revenue Adj Rate Bonds Daily VRDNs (Niagara Mohawk Power
                      Corp.)/(Morgan Guaranty Trust Co., New York LOC)
            3,000,000 William Floyd UFSD, 4.125% TANs, 6/30/1998                          3,000,406
                        TOTAL                                                            17,207,902
 NORTH CAROLINA--0.5%
            2,010,000 New Hanover County, NC PCFA Weekly VRDNs (Efson,                    2,010,000
                      Inc.)/(Branch Banking & Trust Co, Wilson LOC)
            1,030,000 Wilson County, NC PCA, (Series 1994) Weekly VRDNs
                      (Granutec, 1,030,000 Inc.)/(Branch Banking & Trust Co,
                      Wilson LOC)
                        TOTAL                                                             3,040,000

 MUNICIPAL CASH SERIES

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NORTH DAKOTA--0.2%
 $          1,000,000 Fargo, ND, Variable Rate Demand IDRB's (Series 1997) Weekly    $    1,000,000
                      VRDNs (Owen Industries, Inc.)/(Mellon Bank N.A., Pittsburgh
                      LOC)
 OKLAHOMA--4.0%
            2,300,000 Adair County, OK IDA, (Series B) Weekly VRDNs (Baldor
                      2,300,000 Electric Co.)/(Wachovia Bank of NC, N.A.,
                      Winston-Salem LOC)
            8,000,000 Broken Arrow, OK EDA Weekly VRDNs (Blue Bell                        8,000,000
                      Creameries)/(Banque Nationale de Paris LOC)
            4,500,000 Oklahoma Development Finance Authority, 3.85% TOBs (Simmons         4,500,000
                      Poultry Farms)/(Rabobank Nederland, Utrecht LOC), Optional
                      Tender 8/1/1998
            3,835,000 (b)Oklahoma HFA, CDC Municipal Products, Inc. (Series 1996G)        3,835,000
                      Weekly VRDNs (GNMA COL)/ (CDC Municipal Products, Inc. LIQ)
            7,320,000 (b)Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A       7,320,000
                      Certificates (Series 1996E) Weekly VRDNs (GNMA COL)/(CDC
                      Municipal Products, Inc. LIQ)
                        TOTAL                                                            25,955,000
 PENNSYLVANIA--5.5%
            5,700,000 Carbon County, PA IDA, Solid Waste Disposal Revenue Bonds,          5,700,000
                      4.15% RANs (Horsehead Resource Development, Inc.)/(Chase
                      Manhattan Bank N.A., New York LOC), 12/3/1998
            5,000,000 Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds          5,000,000
                      (Series 1992A), 3.95% TOBs (International Paper Co.),
                      Optional Tender 1/15/1999
            1,475,000 Pennsylvania EDFA Weekly VRDNs (Stone and Lime Co.)/(PNC            1,475,000
                      Bank, N.A. LOC)
            1,600,000 Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO              1,600,000
                      Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank,
                      N.A. LOC)
            1,000,000 Pennsylvania EDFA, (1995 Series D9) Weekly VRDNs (North             1,000,000
                      American Communications, Inc. Project)/(PNC Bank, N.A. LOC)
           13,000,000 Philadelphia, PA, GO Series 1990, 4.45% CP (Fuji Bank,
                      Ltd., 13,000,000 Tokyo LOC), Mandatory Tender 6/16/1998
            8,100,000 Philadelphia, PA, GO Series 1990, 4.45% CP (Fuji Bank,
                      Ltd., 8,100,000 Tokyo LOC), Mandatory Tender 6/18/1998
                        TOTAL                                                            35,875,000
 SOUTH CAROLINA--1.5%
            4,000,000 Georgetown County, SC, Pollution Control Facilities                 4,000,000
                      Adjustable Rate Bonds (Series A), 4.00% TOBs (International
                      Paper Co.), Optional Tender 9/1/1998
            3,700,000 South Carolina Job Development Authority, (Series 1996)             3,700,000
                      Weekly VRDNs (PVC Container Corp. Project)/(Fleet Bank N.A.
                      LOC)
            2,085,000 South Carolina Job Development Authority, EDRB (Series 1994)        2,085,000
                      Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch
                      Banking & Trust Co, Wilson LOC)
                        TOTAL                                                             9,785,000

MUNICIPAL CASH SERIES

   PRINCIPAL
     AMOUNT                                                                                 VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 SOUTH DAKOTA--4.5%
 $          5,500,000 South Dakota Housing Development Authority, (Series G), 3.95%  $    5,500,000
                      TOBs, Mandatory Tender 8/13/1998
           23,400,000 South Dakota Housing Development Authority, Homeownership          23,400,000
                      Mortgage Bonds (1997 Series E) Weekly VRDNs
                        TOTAL                                                            28,900,000
 TENNESSEE--3.4%
            1,870,000 Benton County TN IDB, (Series 1996) Weekly VRDNs (Jones             1,870,000
                      Plastic and Engineering Corp.)/ (National City Bank, Kentucky
                      LOC)
            5,000,000 Cocke County, TN IDB, (Series 1996) Weekly VRDNs (Newport           5,000,000
                      Precision, Inc.)/(Bank of Tokyo- Mitsubishi Ltd. LOC)
              820,000 Greenfield, TN IDB, (Series 1995) Weekly VRDNs (Plastic               820,000
                      Products Co. Project)/(Norwest Bank Minnesota, N.A. LOC)
            1,100,000 Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui         1,100,000
                      Ta Industries, Inc. Project)/ (Bank of Tokyo-Mitsubishi Ltd.
                      LOC)
            1,000,000 Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995)           1,000,000
                      Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,
                      Charlotte LOC)
            3,215,000 McMinn County, TN IDB, Industrial Development Bonds (Series         3,215,000
                      1995) Weekly VRDNs (Creative Fabrication Corp.)/(NBD Bank,
                      Michigan LOC)
            1,800,000 Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996)         1,800,000
                      Weekly VRDNs (M4 Environmental L.P. Project)/(SunTrust Bank,
                      Atlanta LOC)
            6,000,000 Sevier County, TN Public Building Authority, Local Government       6,000,000
                      Improvement Bonds, (Series II-G-2) Weekly VRDNs (Knoxville,
                      TN)/(AMBAC INS)/(Kredietbank N.V., Brussels LIQ)
            1,000,000 Union City, TN IDB, (Series 1995) Weekly VRDNs (Kohler              1,000,000
                      Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)
                        TOTAL                                                            21,805,000
 TEXAS--5.3%
            5,000,000 Angelina and Neches River Authority, Texas, Solid Waste             5,000,000
                      Disposal Revenue Bonds (Series 1993), 4.30% CP (Temple-Eastex
                      Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 6/24/1998
            3,250,000 Brazos Harbor, TX Industrial Development Corp., (Series 1991)       3,250,000
                      Weekly VRDNs (Rangen, Inc. Project)/(Norwest Bank Minnesota,
                      N.A. LOC)
            2,000,000 Brazos River Authority, TX, (Series 1996B) Daily VRDNs (Texas       2,000,000
                      Utilities Electric Co.)/(AMBAC INS)/(Bank of New York, New
                      York LIQ)
            5,700,000 Brazos River Authority, TX, Revenue Refunding Bonds (Series         5,700,000
                      1997) Daily VRDNs (Houston Light & Power Co.)/(AMBAC
                      INS)/(Royal Bank of Canada, Montreal LIQ)
            5,000,000 San Antonio, TX, Special Facilities Airport Revenue Bonds           5,000,000
                      (Series 1995) Weekly VRDNs (Cessna Aircraft Company
                      Project)/(Nationsbank of Texas, N.A. LOC)
            2,995,000 (b)Southeast Texas Housing Finance Corp., PT-165, 3.75%
                      TOBs 2,995,000 (GNMA COL)/(Banque Nationale de Paris LIQ),
                      Optional Tender 3/18/1999

 MUNICIPAL CASH SERIES

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 TEXAS--CONTINUED
 $          9,500,000 Tarrant County, TX IDC, (Series 1997) Weekly VRDNs (Lear       $    9,500,000
                      Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)
                        TOTAL                                                            33,445,000
 VIRGINIA--1.0%
            1,940,000 Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs             1,940,000
                      (Kentucky Derby Hosiery Co, Inc. Project)/(Bank One, Kentucky
                      LOC)
              150,000 Frederick County, VA IDA, (Series 1997) Weekly VRDNs (Jouan,          150,000
                      Inc.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)
            4,295,000 Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland           4,295,000
                      Seafood Corp.)/(Crestar Bank of Virginia, Richmond LOC)
              100,000 Richmond, VA Redevelopment & Housing Authority, (Series B-10)         100,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
                        TOTAL                                                             6,485,000
 WASHINGTON--2.4%
            8,000,000 Pierce County, WA Economic Development Corp., (Series 1995)         8,000,000
                      Weekly VRDNs (Simpson- Tacoma Kraft Company Project)/(Bank of
                      America, Northwest LOC)
            7,515,000 Washington State Housing Finance Commission, (1997 Series           7,515,000
                      5A-S), 3.90% TOBs, Mandatory Tender 12/15/1998
                        TOTAL                                                            15,515,000
 WEST VIRGINIA--0.3%
            1,750,000 West Virginia Public Energy Authority, Energy Revenue Bonds         1,750,000
                      (1989 Series A), 3.60% CP (Morgantown Energy
                      Associates)/(Swiss Bank Corp., Basle LOC), Mandatory Tender
                      6/19/1998
 WISCONSIN--3.4%
            2,060,000 Marshfield, WI, IDR (Series 1993) Weekly VRDNs (Building            2,060,000
                      Systems, Inc.)/(Bank One, Wisconsin, N.A. LOC)
            1,340,000 Plover, WI Weekly VRDNs (Sirco Manufacturing, Inc.)/(Norwest        1,340,000
                      Bank Minnesota, N.A. LOC)
            3,425,000 Port Washington-Saukville, WI School District, 4.10% TRANs,         3,426,494
                      10/30/1998
            3,125,000 Prentice Village, WI, Limited Obligation Revenue Refunding          3,125,000
                      Bonds (Series A) Weekly VRDNs (Biewer-Wisconsin Sawmill, Inc.
                      Project)/(Michigan National Bank, Farmington Hills LOC)
              750,000 Shell Lake, WI Weekly VRDNs (Doboy Packaging)/(Union Bank of          750,000
                      Switzerland, Zurich LOC)
            3,200,000 Slinger, WI School District, 4.10% TRANs, 9/29/1998                 3,201,003
            2,000,000 Tomah, WI Area School District, 4.10% TRANs, 9/23/1998              2,000,595
            1,540,000 Waukesha, WI, IDRB (Series 1995) Weekly VRDNs (Weldall              1,540,000
                      Manufacturing Inc. Project)/(Bank One, Wisconsin, N.A. LOC)
              250,000 (b)Wisconsin Housing & Economic Development Authority,                250,000
                      (Series B), 4.05% TOBs (FSA INS)/ (Corestates Bank N.A.,
                      Philadelphia, PA LIQ), Optional Tender 6/1/1998

 MUNICIPAL CASH SERIES

   PRINCIPAL AMOUNT                                                                      VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 WISCONSIN--CONTINUED
 $          4,555,000 (b)Wisconsin Housing & Economic Development Authority, PT-90   $    4,555,000
                      (Series 1996F) Weekly VRDNs (Banque Nationale de Paris LIQ)
                        TOTAL                                                            22,248,092
 WYOMING--1.5%
           10,000,000 Wyoming Community Development Authority, PT-195, 3.85% TOBs        10,000,000
                      (Banco Santander LIQ), Optional Tender 5/13/1999
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                      $ 643,785,454

Securities that are subject to Alternative Minimum Tax represent 88.6% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 1998, the portfolio securities were rated as follows:

TIER RATING BASED ON TOTAL MARKET VALUE (UNAUDITED)

FIRST TIER   SECOND TIER
  93.3%         6.7%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1998, these securities amounted to $64,520,000 which represents 10.0% of net assets.

(c) Also represents cost for federal tax purposes. Note: The categories of investments are shown as a percentage of net assets ($647,812,770) at May 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper EDA --Economic Development Authority EDFA --Economic Development Financing Authority EDRB --Economic Development Revenue Bonds FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance MERLOTS --Municipal Exempt Receipts - Liquidity Optional Tender Series PCA --Pollution Control Authority PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PFA --Public Facility Authority PLC --Public Limited Company RANs --Revenue Anticipation Notes TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
MUNICIPAL CASH SERIES
MAY 31, 1998

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  643,785,454
 Cash                                                                                       735,777
 Income receivable                                                                        4,324,905
 Receivable for shares sold                                                                 121,870
 Prepaid expenses                                                                            32,828
   Total assets                                                                         649,000,834
 LIABILITIES:
 Payable for shares redeemed                                             $ 650,940
 Income distribution payable                                               290,328
 Accrued expenses                                                          246,796
   Total liabilities                                                                      1,188,064
 NET ASSETS for 647,812,770 shares outstanding                                       $  647,812,770
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $647,812,770 / 647,812,770 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
MUNICIPAL CASH SERIES
YEAR ENDED MAY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                             $  22,527,547
 EXPENSES:
 Investment advisory fee                                               $  2,910,985
 Administrative personnel and services fee                                  439,247
 Custodian fees                                                              29,487
 Transfer and dividend disbursing agent fees and expenses                   645,088
 Directors'/Trustees' fees                                                    8,216
 Auditing fees                                                               13,348
 Legal fees                                                                  18,853
 Portfolio accounting fees                                                   99,693
 Distribution services fee                                                  582,197
 Shareholder services fee                                                 1,455,493
 Share registration costs                                                    84,649
 Printing and postage                                                       162,328
 Insurance premiums                                                          19,713
 Taxes                                                                       18,036
 Miscellaneous                                                               16,654
   Total expenses                                                         6,503,987
 Waiver --
   Waiver of investment advisory fee                                       (605,529)
     Net expenses                                                                         5,898,458
       Net investment income                                                          $  16,629,089

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
MUNICIPAL CASH SERIES

                                                                       YEAR ENDED MAY 31,
                                                                    1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $      16,629,089  $      15,321,345
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                            (16,629,089)       (15,321,345)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                      2,320,881,148      2,221,134,502
 Net asset value of shares issued to shareholders in payment          16,001,086         14,397,804
 of distributions declared
 Cost of shares redeemed                                          (2,204,129,137)    (2,199,077,184)
   Change in net assets resulting from share transactions            132,753,097         36,455,122
     Change in net assets                                            132,753,097         36,455,122
 NET ASSETS:
 Beginning of period                                                 515,059,673        478,604,551
 End of period                                                 $     647,812,770  $     515,059,673

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 YEAR ENDED MAY 31,
                                                     1998      1997      1996      1995     1994
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.03      0.03      0.03      0.03      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income          (0.03)    (0.03)    (0.03)    (0.03)    (0.02)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(A)                                      2.90%     2.80%     3.04%     2.84%     1.83%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           1.01%     0.99%     0.99%     0.99%     0.99%
   Net investment income                              2.86%     2.75%     2.99%     2.76%     1.81%
   Expense waiver/reimbursement(b)                    0.10%     0.09%     0.33%     0.05%     0.06%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)        $647,813  $515,060  $478,605  $445,164  $574,801

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


NOTES TO FINANCIAL STATEMENTS
MUNICIPAL CASH SERIES
MAY 31, 1998

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at May 31, 1998 is as follows:

 SECURITY                                               ACQUISITION DATE            ACQUISITION COST
Charter Mac Floater Certificates Trust I Weekly VRDNs      5/21/1998                 $ 15,000,000
Dakota County & Washington County MN Housing &
Redevelopment Authority, MERLOTS (Series J)                 3/1/1998                    5,775,000
Idaho Housing Agency, PA-115 (1994 Series F)                7/9/1996                     ,710,000
Illinois Housing Development Authority, PT-82
(1994 Series B)                                             1/6/1998                    8,455,000
Kentucky Rural EDA, (Series 1990)                          7/31/1991                    1,400,000
Missouri Export & Infrastructure Board Weekly VRDNs         5/7/1993                      675,000
Montana State Board of Housing, MERLOTS (Series F)          4/1/1998                    3,440,000
Muscle Shoals, AL, IDB Weekly VRDNs                        3/22/1991                      370,000
Muscle Shoals, AL, IDB Weekly VRDNs                        3/22/1991                      395,000
Muscle Shoals, AL, IDB Weekly VRDNs                        3/22/1991                      345,000
New Jersey State, Trust Receipts (Series 1998 FR/RI-A8)    5/20/1998                    1,000,000
Oklahoma HFA, CDC Municipal Products, Inc. (Series 1996G) 12/12/1996                    3,835,000
Southeast Texas Housing Finance Corp., PT-165              3/25/1998                    2,995,000
Tulsa County, OK HFA, CDC Municipal Products, Inc.
Class A Certificates (Series 1996E)                       11/22/1996                    7,320,000
Wisconsin Housing & Economic Development Authority,
(Series B)                                                  3/1/1998                      250,000
Wisconsin Housing & Economic Development Authority,
PT-90 (Series 1996F)                                       12/5/1996                    4,555,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

Capital Stock At May 31, 1998, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1998, capital paid-in aggregated $647,812,770. Transactions in capital stock were as follows:

                                                     YEAR ENDED MAY 31,
                                                  1998                1997
Shares sold                                    2,320,881,148      2,221,134,502
Shares issued to shareholders in
payment of distributions declared                 16,001,086         14,397,804
Shares redeemed                               (2,204,129,137)    (2,199,077,184)
Net change resulting from share transactions     132,753,097         36,455,122

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY FEE Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the
Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended May 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $741,945,000 and $694,789,650, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CASH TRUST SERIES, INC. and Shareholders of
MUNICIPAL CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Municipal Cash Series (one of the portfolios comprising Cash Trust Series, Inc.) including the schedule of portfolio of investments, as of May 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended May 31, 1998 and 1997, and and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Municipal Cash Series as of May 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Pittsburgh, Pennsylvania
July 10, 1998

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
William J. Copeland
J. Christopher Donahue
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr., Esq.
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman
Richard B. Fisher
President
J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer, and Secretary
Nicholas J. Seitanakis
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.Municipal Cash Series

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

[Graphic]
Federated Investors

MUNICIPAL CASH SERIES

ANNUAL REPORT
TO SHAREHOLDERS

May 31, 1998

Cusip 147551303
0062903 (7/98)

[Graphic]



                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Prime Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month period from June 1, 1997 through May 31, 1998. The report contains commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and its financial statements.

Prime Cash Series is a practical way to help your cash pursue daily income--while offering you the additional advantages of daily liquidity and stability of principal.* The fund invests in high-quality, short-term securities. At the end of the reporting period, the portfolio was invested primarily in commercial paper (44.1%) and variable rate obligations (19.6%). It also held positions in repurchase agreements (15.6%), certificates of deposit (7.4%) time deposits (5.3%), short-term notes (3.5%), asset-backed securities (2.3%), and bank notes (1.9%).

Dividends paid to shareholders during the reporting period totaled $0.05 per share. At the end of the reporting period, the fund's total net assets reached the $3.7 billion mark.

As always, we thank you for keeping your ready cash working through Prime Cash Series. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no guarantee that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Prime Cash Series invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments, and repurchase agreements.

Growth during 1997 continued at an above-average pace, slowing only moderately during the third quarter. Specifically, third quarter gross domestic product ("GDP") registered 3.10% while fourth quarter GDP climbed back up to 3.90% and first quarter 1998 GDP soared to 4.80%. Despite the high growth, inflation remained subdued by all measures. The consumer price index rose just 1.50% for the twelve months ended May 31, 1998. For the same time period, the producer price index actually declined 0.90%, due mostly to a decline in energy prices, while the employment cost index grew 3.30% during the twelve-month period ended March 31, 1998.

Thirty-day commercial paper started the reporting period at 5.57% on June 1, 1997, and then rose as high as 5.98% on December 29, 1997, reflecting year-end technical pressures. Rates fell back off again in January 1998 with 30-day commercial paper settling in at the 5.50% federal funds target rate level. Thirty-day commercial paper rates on May 31, 1998, were 5.55%.

The money market yield curve flattened throughout the reporting period. One-month commercial paper rates declined two basis points while six-month rates declined 17 basis points reflecting concern in the market about the "Asian contagion" and its overall effect on U.S. growth.

The target average range maturity for the fund remained in the 35- to 45-day range throughout the reporting period, reflecting neutral economic and monetary sentiment. In structuring the fund, there is continued emphasis placed on positioning 30%-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the twelve-month period ended May 31, 1998, total net assets of the fund increased from $2.4 billion to $3.7 billion while the seven-day net yield decreased from 4.70% on June 1, 1997, to 4.69% on May 31, 1998.* The effective average maturity of the fund on May 31, 1998, was 45 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Cash Trust Series, Inc. (the "Company") was held on May 15, 1998. On February 26, 1998, the record date for shareholders voting at the meeting, there were 5,569,771,582 total outstanding shares. The following item was considered by shareholders of the Company and the results of their voting were as follows:

AGENDA ITEM 1: TO ELECT DIRECTORS.*

                                      SHARES VOTED    SHARES WITHHELD
                                          FOR            AUTHORITY
 Thomas G. Bigley                    3,096,135,538      166,988,035
 John E. Murray, Jr., J.D., S.J.D.   3,096,268,650      166,854,923
 Nicholas P. Constantakis            3,096,798,545      166,325,028

On February 26, 1998, the record date for shareholders of Prime Cash Series (the "Fund") voting at the meeting, there were 3,520,377,078 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 2: To approve or disapprove an amendment in the fund's Fundamental investment policy on diversification of its investments.

 SHARES VOTED   SHARES VOTED    SHARES     BROKER
      FOR          AGAINST     ABSTAIN    NON-VOTE
 1,512,588,840   32,612,786  75,203,288  559,973,364

AGENDA ITEM 3: To approve or disapprove an amendment in the fund's Fundamental investment policy on its intention to concentrate portfolio Investments in one industry.

SHARES VOTED   SHARES VOTED    SHARES     BROKER
      FOR          AGAINST     ABSTAIN    NON-VOTE
 1,467,187,926  70,422,501   82,794,487  559,973,364

AGENDA ITEM 4: To approve or disapprove an amendment to change from a Fundamental to an operating policy the fund's ability to invest in Restricted securities.

SHARES VOTED   SHARES VOTED    SHARES      BROKER
      FOR          AGAINST     ABSTAIN     NON-VOTE
1,468,556,965   65,420,630   86,427,319  559,973,364

* The following Directors of the Company continued their terms as Directors of the Company: John F. Donahue, John T. Conroy, Jr., William J. Copeland,
J. Christopher Donahue, James E. Dowd, Esq., Lawrence D. Ellis, M.D., Edward
L. Flaherty, Jr., Esq., Peter E. Madden, Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS
                             PRIME CASH SERIES
                                MAY 31, 1998

      PRINCIPAL
        AMOUNT                                                                          VALUE

 ASSET-BACKED SECURITIES--2.3%
 FINANCE - AUTOMOTIVE--1.1%
 $           2,523,336 Arcadia Automobile Receivables Trust 1997-D, Class A-1,     $      2,523,336
                       5.888%, 1/15/1999
            12,928,927 Chase Manhattan Auto Owner Trust 1998-A, Class A-1,               12,928,927
                       5.549%, 3/12/1999
            16,521,864 Chase Manhattan Auto Owner Trust 1998-B, Class A-1,               16,521,864
                       5.578%, 5/10/1999
             6,580,020 Ford Credit Auto Owner Trust 1997-B, Class A-1, 5.748%,            6,580,020
                       10/15/1998
             4,241,520 MMCA Auto Owner Trust 1997-1, Class A-1, 5.630%,                   4,241,100
                       11/15/1998
                       TOTAL                                                             42,795,247
 FINANCE - EQUIPMENT--1.1%
            21,250,133 Capita Equipment Receivables Trust 1997-1, Class A-1,             21,247,912
                       5.800%, 12/15/1998
             7,178,051 Caterpillar Financial Asset Trust 1997-B, Class A-1,               7,178,051
                       5.805%, 11/25/1998
               104,531 Copelco Capital Funding Corp. X 1997-A, Class A-1, 5.809%,           104,531
                       7/20/1998
            13,958,488 Green Tree Lease Finance 1997-1 LLC, Class A-1, 5.906%,           13,958,488
                       1/20/1999
                       TOTAL                                                             42,488,982
 INSURANCE--0.1%
             2,873,322 WFS Financial 1997-C Owner Trust, Class A-1 (Guaranteed by         2,873,322
                       FSA), 5.710%, 9/20/1998
                       TOTAL ASSET-BACKED SECURITIES                                     88,157,551
 BANK NOTES--1.9%
 BANKING--1.9%
            70,000,000 Bank of Boston, Connecticut, 5.840%, 6/1/1998 - 6/15/1998         70,000,000
 CERTIFICATE OF DEPOSIT--7.4%
 BANKING--7.4%
            30,000,000 Bank of Nova Scotia, Toronto, 5.870%, 4/29/1999                   29,981,721
            48,000,000 Bankers Trust Co., New York, 5.800% - 5.910%, 10/13/1998 -        47,987,572
                       4/1/1999
            15,000,000 Canadian Imperial Bank of Commerce, Toronto, 5.800%,              14,992,822
                       4/1/1999
           171,000,000 Societe Generale, Paris, 5.580% - 5.970%, 8/13/1998 -            170,948,090
                       4/27/1999
            13,000,000 Svenska Handelsbanken, Stockholm, 5.800%, 4/6/1999                12,995,261
                       TOTAL                                                            276,905,466
 (A)COMMERCIAL PAPER--44.1%
 BANKING--13.4%
           138,000,000 Aspen Funding Corp., (Guaranteed by Deutsche Bank, AG),          137,115,631
                       5.375% - 5.700%, 6/1/1998 - 12/18/1998
            16,000,000 Commonwealth Bank of Australia, Sydney, 5.470%, 10/19/1998        15,659,644

PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 BANKING--CONTINUED
 $          60,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal  $     58,472,461
                       de Belgique, Brussles), 5.500% - 5.515%, 11/9/1998 -
                       11/17/1998
           131,470,000 Gotham Funding Corp., 5.590% - 5.620%, 6/4/1998 -                131,235,690
                       6/23/1998
            30,000,000 Paribas Finance, Inc., (Guaranteed by Banque Paribas,             29,580,642
                       Paris), 5.530%, 8/31/1998
            30,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska               29,249,700
                       Handelsbanken, Stockholm), 5.645%, 11/12/1998
           100,000,000 UBS Finance (Delaware), Inc., (Guaranteed by Union Bank of       100,000,000
                       Switzerland, Zurich), 5.650%, 6/1/1998
                       TOTAL                                                            501,313,768
 BROKERAGE--3.4%
            19,000,000 Credit Suisse First Boston, Inc., 5.500% - 5.520%,                18,855,250
                       7/10/1998 - 8/20/1998
            60,000,000 Merrill Lynch & Co., Inc., 5.500% - 5.520%, 6/15/1998 -           59,505,050
                       8/24/1998
            50,000,000 Morgan Stanley Group, Inc., 5.500%, 7/28/1998                     49,564,583
                       TOTAL                                                            127,924,883
 CHEMICALS--0.9%
            33,711,000 IMC Global, Inc., 5.690% - 5.710%, 7/7/1998 - 7/22/1998           33,491,136
 CONSUMER PRODUCTS--1.3%
            50,000,000 Diageo Capital PLC, 5.530%, 8/4/1998                              49,508,444
 ELECTRIC POWER--0.5%
            20,000,000 Southern Electric Generating Co. (SEGCO), (Guaranteed by          19,990,550
                       Alabama Power Co., Guaranteed by Georgia Power Co.),
                       5.670%, 6/4/1998
 FINANCE - AUTOMOTIVE--0.3%
            10,000,000 Ford Motor Credit Corp., 5.470%, 7/14/1998                         9,934,664
 FINANCE - COMMERCIAL--15.7%
            35,000,000 CIT Group Holdings, Inc., 5.520%, 8/17/1998                       34,586,767
            12,500,000 FINOVA Capital Corp., 5.550%, 7/29/1998                           12,388,229
            15,000,000 Falcon Asset Securitization Corp., 5.530%, 6/17/1998              14,963,133
           150,000,000 General Electric Capital Corp., 5.380% - 5.750%, 6/1/1998        149,825,150
                       - 8/18/1998
           126,358,000 Greenwich Funding Corp., 5.480% - 5.680%, 6/5/1998 -             125,489,382
                       8/27/1998
            76,473,000 Receivables Capital Corp., 5.510% - 5.530%, 6/15/1998 -           76,275,069
                       6/23/1998
           141,850,000 Sheffield Receivables Corp., 5.500% - 5.520%, 6/1/1998 -         141,630,802
                       7/6/1998
            33,000,000 Sheffield Receivables Corp., 5.530% - 5.540%, 6/24/1998 -         32,869,322
                       7/1/1998
                       TOTAL                                                            588,027,854

PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 FINANCE - EQUIPMENT--0.2%
 $           8,000,000 Comdisco, Inc., 5.660% - 5.720%, 7/13/1998 - 7/28/1998      $      7,945,456
 FINANCE - RETAIL--4.0%
            50,000,000 Associates Corp. of North America, 5.680%, 6/1/1998               50,000,000
            25,225,000 CommoLoCo, (Guaranteed by American General Finance Corp.),        24,708,934
                       5.440% - 5.470%, 10/13/1998 - 10/15/1998
            50,000,000 Household Finance Corp., 5.700%, 6/1/1998                         50,000,000
            25,000,000 New Center Asset Trust, A1+/P1 Series, 5.490%, 7/29/1998          24,778,875
                       TOTAL                                                            149,487,809
 INDUSTRIAL PRODUCTS--1.0%
            37,000,000 Praxair, Inc., 5.620% - 5.650%, 6/19/1998 - 7/27/1998             36,776,452
 INSURANCE--1.4%
            37,670,000 AI Credit Corp., (AIG Support Agreement), 5.650%, 6/1/1998        37,670,000
             3,148,000 CNA Financial Corp., 5.700%, 6/17/1998                             3,140,025
            10,000,000 CXC, Inc., 5.480%, 7/10/1998                                       9,940,633
                       TOTAL                                                             50,750,658
 OIL & OIL FINANCE--1.0%
            36,820,000 Occidental Petroleum Corp., 5.680% - 5.740%, 6/16/1998 -          36,688,727
                       7/30/1998
 RETAIL--1.0%
            37,050,000 Safeway, Inc., 5.670% - 5.720%, 6/4/1998 - 8/3/1998               36,921,072
                       TOTAL COMMERCIAL PAPER                                         1,648,761,473
 (B)NOTES - VARIABLE--19.6%
 BANKING--8.8%
             4,380,000 Aurora City, IL, (Series 1995), (First of America Bank -           4,380,000
                       Illinois LOC), 5.902%, 6/4/1998
               800,000 Avalon Hotel Associates, (Corestates Bank N.A.,                      800,000
                       Philadelphia, PA LOC), 6.144%, 6/4/1998
            30,000,000 (c)Bankers Trust New York Corp., 5.790%, 6/1/1998                 30,000,000
             1,500,000 BeMacs Service, Inc., (SouthTrust Bank of Alabama,                 1,500,000
                       Birmingham LOC), 5.740%, 6/5/1998
             3,165,000 Blackwell Investments, Inc., (Bank One, Louisiana LOC),            3,165,000
                       5.740%, 6/4/1998
             1,810,000 Boozer Lumber Co., (SouthTrust Bank of Alabama, Birmingham         1,810,000
                       LOC), 5.740%, 6/5/1998
             6,655,000 Cliffbreakers, LLC Project, series 1997, (First of
                       America 6,655,000 Bank - Illinois LOC), 5.750%, 6/4/1998
             6,900,000 Cloquet, MN, Series 1996-B Potlach Corp., (Credit Suisse           6,900,000
                       First Boston LOC), 5.700%, 6/3/1998
            11,410,000 Congregate Care Corp., (Union Bank of California LOC),            11,410,000
                       5.790%, 6/3/1998
             1,430,000 Denver Urban Renewal Authority, (Series 1992-B), (Banque           1,430,000
                       Paribas, Paris LOC), 5.740%, 6/4/1998
             5,850,000 Dewberry III, L.P., (First National Bank of Maryland,              5,850,000
                       Baltimore LOC), 5.690%, 6/2/1998

PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (B)NOTES - VARIABLE--CONTINUED
 BANKING--CONTINUED
 $           1,500,000 Edgefield County, SC, Series 1997 (Bondex Inc. Project),    $      1,500,000
                       (Marine Midland Bank N.A., Buffalo, NY LOC), 5.688%,
                       6/4/1998
             2,435,000 Gahanna, OH, City of, Franklin Steel Co. Project, (Star            2,435,000
                       Bank, N.A., Cincinnati LOC), 5.610%, 6/4/1998
            10,805,000 HJH Associates of Alabama, Hilton Hotel, Huntsville,              10,805,000
                       (SouthTrust Bank of Alabama, Birmingham LOC), 5.740%,
                       6/5/1998
             8,350,000 HIS Funding, LLC, Variable Rate (Series A), (First of              8,350,000
                       America Bank - Michigan LOC), 5.630%, 6/4/1998
             5,000,000 Kenny, Donald R. and Cheryl A., Series 1996-C, (Star Bank,         5,000,000
                       N.A., Cincinnati LOC), 5.710%, 6/4/1998
             2,000,000 La-Man Corp., (SouthTrust Bank of Alabama, Birmingham              2,000,000
                       LOC), 5.740%, 6/5/1998
             2,290,000 Lake Sherwood Senior Living Center, LLC, (Union Planters           2,290,000
                       NB, Memphis, TN LOC), 5.940%, 6/4/1998
            51,000,000 (c)Liquid Asset Backed Securities Trust, Series 1996-3,           51,000,000
                       (Westdeutsche Landesbank Girozentrale Swap Agreement),
                       5.676%, 6/15/1998
            39,433,572 (c)Liquid Asset Backed Securities Trust, Series 1997-1,           39,433,572
                       (Westdeutsche Landesbank Girozentrale Swap Agreement),
                       5.656%, 6/15/1998
            10,000,000 Long Lane Master Trust III (Bank Boston, NA Swap                  10,000,000
                       Agreement), Series 1997-C, 5.749%, 8/3/1998
             3,680,000 Maryland State IDFA, (Genetic Therapy, Inc.), (First               3,680,000
                       National Bank of Maryland, Baltimore LOC), 5.720%,
                       6/1/1998
             5,700,000 Maryland State IDFA, (Kelly Springfield Tire), (First              5,700,000
                       National Bank of Maryland, Baltimore LOC), 5.640%,
                       6/1/1998
             2,430,000 Maryland State IDFA, Human Genome, Series1994, (First              2,430,000
                       National Bank of Maryland, Baltimore LOC), 5.640%,
                       6/1/1998
             9,000,000 Mississippi Business Finance Corp., Howard Industries,             9,000,000
                       Inc. Series 1997, (First American National Bank,
                       Nashville, TN LOC), 5.838%, 6/4/1998
               615,000 New Jersey EDA, Series 1992 K-3, (Banque Nationale de                615,000
                       Paris LOC), 5.860%, 6/1/1998
             3,745,000 New Jersey EDA, Series 1992-H, (Banque Nationale de Paris          3,745,000
                       LOC), 5.730%, 6/1/1998
             5,700,000 Pennsylvania EDFA, (Series 1993-C), (Barclays Bank PLC,            5,700,000
                       London LOC), 5.610%, 6/3/1998
            33,963,410 (c)Rabobank Optional Redemption Trust, Series 1997-101,           33,963,410
                       5.688%, 7/15/1998
             1,800,000 Saegertown Manufacturing Corp. (PNC Bank, N.A. LOC),               1,800,000
                       5.642%, 6/1/1998
             4,780,000 Sojourn Project, Series 1997, (First National Bank of              4,780,000
                       Ohio, Akron LOC), 5.850%, 6/4/1998
             4,000,000 South Carolina Job Development Authority, Boozer Lumber            4,000,000
                       LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 5.740%,
                       6/5/1998
             3,575,000 Southeast Regional Holdings, LLC, Series 1995-A,
                       (Columbus 3,575,000 Bank and Trust Co., GA LOC), 5.890%,
                       6/4/1998
             5,320,000 Sun Valley, Inc., (SouthTrust Bank of Georgia, Atlanta             5,320,000
                       LOC), 5.740%, 6/5/1998

PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (B)NOTES - VARIABLE--CONTINUED
 BANKING--CONTINUED
 $           3,620,000 (c)Toledo Medical Building I L.P., (Huntington National     $      3,620,000
                       Bank, Columbus, OH LOC), 6.270%, 11/1/1998
            18,975,000 Union Development Co., (Bank of America NT and SA, San            18,975,000
                       Francisco LOC), 5.601%, 6/4/1998
             3,775,000 United Jewish Federation of Greater Pittsburgh VRDB,               3,775,000
                       Series 1995A, (PNC Bank, N.A. LOC), 5.650%, 6/4/1998
             6,520,000 Van Dyne Crotty Co., (Huntington National Bank, Columbus,          6,520,000
                       OH LOC), 5.660%, 6/4/1998
             5,505,000 Woodbury Business Forms, Inc./Carribean Business Forms,            5,505,000
                       Series 1996 Taxable Revenue Bonds, (Columbus Bank and
                       Trust Co., GA LOC), 5.840%, 6/4/1998
                       TOTAL                                                            329,416,982
 FINANCE - EQUIPMENT--1.5%
            28,000,000 Pitney Bowes Credit Corp., 5.655%, 6/10/1998                      27,960,415
            29,400,000 Comdisco, Inc., 5.799%, 8/26/1998                                 29,400,000
                       TOTAL                                                             57,360,415
 FINANCE - RETAIL--2.8%
            21,000,000 AFS Insurance Premium Receivables Trust, (Series 1994-A),         21,000,000
                       6.212%, 6/15/1998
            60,000,000 (c)Associates Corp. of North America, 5.730%, 6/1/1998            59,982,729
            23,000,000 Carco Auto Loan Master Trust 1993-2, (Class A1), 5.580%,          23,000,000
                       6/15/1998
                       TOTAL                                                            103,982,729
 INSURANCE--6.5%
           121,000,000 General American Life Insurance Co., 5.850%, 6/22/1998           121,000,000
            52,237,808 (c)Liquid Asset Backed Securities Trust, Series 1997-3            52,237,808
                       Senior Notes, (Guaranteed by AMBAC), 5.718%, 6/27/1998
            25,000,000 SunAmerica Life Insurance Company, 5.746%, 6/1/1998               25,000,000
            15,000,000 SunAmerica Life Insurance Company, 5.746%, 6/1/1998               15,000,000
            30,000,000 Transamerica Occidental Life Insurance Co., 5.729%,               30,000,000
                       8/5/1998
                       TOTAL                                                            243,237,808
                       TOTAL NOTES - VARIABLE                                           733,997,934
 SHORT-TERM NOTES--3.5%
 BANKING--1.9%
            31,000,000 SALTS II Cayman Islands Corp., (Guaranteed by Bankers             31,000,000
                       Trust International, PLC), 5.738%, 6/18/1998
            25,000,000 SALTS III Cayman Island Corp., (Bankers Trust                     25,000,000
                       International, PLC Swap Agreement), 5.725%, 7/23/1998
            16,300,000 SALTS III Cayman Island Corp., (Bankers Trust                     16,300,000
                       International, PLC Swap Agreement), 6.038%, 6/18/1998
                       TOTAL                                                             72,300,000

PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 SHORT-TERM NOTES--CONTINUED
 BROKERAGE--0.8%
 $          30,000,000 Goldman Sachs & Co., 5.600%, 7/27/1998                      $     30,000,000
 FINANCE - COMMERCIAL--0.8%
            20,000,000 Beta Finance, Inc., 5.790%, 4/8/1999                              19,998,296
            10,000,000 (c)Triangle Funding Ltd., 5.656%, 11/16/1998                      10,000,000
                       TOTAL                                                             29,998,296
                       TOTAL SHORT-TERM NOTES                                           132,298,296
 TIME DEPOSIT--5.3%
 BANKING--5.3%
            50,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.688%, 6/1/1998                   50,000,000
            50,000,000 Chase Manhattan Bank (USA) N.A., Wilmington, 5.688%,              50,000,000
                       6/1/1998
            75,000,000 Royal Bank of Canada, Montreal, 5.688%, 6/1/1998                  75,000,000
            25,000,000 Westdeutsche Landesbank Girozentrale, 5.688%, 6/1/1998            25,000,000
                       TOTAL                                                            200,000,000
 (D)REPURCHASE AGREEMENTS--15.6%
            75,000,000 ABN AMRO Chicago Corp., 5.650%, dated 5/29/1998, due              75,000,000
                       6/1/1998
           126,655,000 Bear, Stearns and Co., 5.650%, dated 5/29/1998, due              126,655,000
                       6/1/1998
            80,000,000 Fuji Government Securities, Inc., 5.570%, dated 5/29/1998,        80,000,000
                       due 6/1/1998
           100,000,000 HSBC Securities, Inc., 5.650%, dated 5/29/1998, due              100,000,000
                       6/1/1998
            38,000,000 PaineWebber Group, Inc., 5.570%, dated 5/29/1998, due             38,000,000
                       6/1/1998
           100,000,000 Salomon Brothers, Inc., 5.650%, dated 5/29/1998, due             100,000,000
                       6/1/1998
            28,600,000 Societe Generale Securities Corp., 5.570%, dated                  28,600,000
                       5/29/1998, due 6/1/1998
            35,400,000 UBS Securities, Inc., 5.570%, dated 5/29/1998, due                35,400,000
                       6/1/1998
                       TOTAL                                                            583,655,000
                       TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                     $ 3,733,775,720

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1998, these securities amounted to $280,237,519 which represents 7.5% of net assets.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,748,033,965) at May 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation EDA --Economic Development Authority EDFA --Economic Development Financing Authority IDFA --Industrial Development Finance Authority LLC --Limited Liability Corporation LOC --Letter of Credit PLC --Public Limited Company SA --Support Agreement

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                             PRIME CASH SERIES
                                MAY 31, 1998

 ASSETS:
 Investments in repurchase agreements                              $   583,655,000
 Investments in securities                                           3,150,120,720
   Total investments in securities, at amortized cost and value                     $ 3,733,775,720
 Cash                                                                                     9,177,864
 Income receivable                                                                       13,231,359
 Receivable for shares sold                                                               2,354,603
 Prepaid expenses                                                                           222,902
   Total assets                                                                       3,758,762,448
 LIABILITIES:
 Payable for shares redeemed                                             4,647,336
 Income distribution payable                                             3,910,200
 Accrued expenses                                                        2,170,947
   Total liabilities                                                                     10,728,483
 Net Assets for 3,748,033,965 shares outstanding                                    $ 3,748,033,965
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
 SHARE:
 $3,748,033,965 / 3,748,033,965 shares outstanding                                            $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                             PRIME CASH SERIES
                          YEAR ENDED MAY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                            $  180,157,760
 EXPENSES:
 Investment advisory fee                                             $  15,717,524
 Administrative personnel and services fee                               2,371,597
 Custodian fees                                                            208,632
 Transfer and dividend disbursing agent fees and expenses                6,564,143
 Directors'/Trustees' fees                                                  26,662
 Auditing fees                                                              13,348
 Legal fees                                                                 11,639
 Portfolio accounting fees                                                 153,282
 Distribution services fee                                               3,143,506
 Shareholder services fee                                                7,858,762
 Share registration costs                                                  514,021
 Printing and postage                                                      632,809
 Insurance premiums                                                         45,283
 Taxes                                                                      48,875
 Miscellaneous                                                              10,297
   Total expenses                                                       37,320,380
 Waiver of investment advisory fee                                     (5,759,049)
   Net expenses                                                                          31,561,331
     Net investment income                                                           $  148,596,429

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                              PRIME CASH SERIES

                                                                      YEAR ENDED MAY 31,
                                                                    1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                        $      148,596,429  $      96,413,512
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                          (148,596,429)       (96,413,512)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     12,363,460,681      9,031,450,524
 Net asset value of shares issued to shareholders in                 144,001,210         90,848,174
 payment of distributions declared
 Cost of shares redeemed                                        (11,122,809,806)    (8,298,152,325)
   Change in net assets resulting from share transactions          1,384,652,085        824,146,373
     Change in net assets                                          1,384,652,085        824,146,373
 NET ASSETS:
 Beginning of period                                               2,363,381,880      1,539,235,507
 End of period                                                $    3,748,033,965  $   2,363,381,880

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  YEAR ENDED MAY 31,
                                                1998        1997        1996        1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD          $  1.00     $  1.00     $  1.00     $  1.00   $  1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.05        0.05        0.05        0.05      0.02
LESS DISTRIBUTIONS
Distributions from net investment income       (0.05)      (0.05)      (0.05)      (0.05)    (0.02)
NET ASSET VALUE, END OF PERIOD                $  1.00     $  1.00     $  1.00     $  1.00   $  1.00
TOTAL RETURN(A)                                 4.83%       4.64%       4.90%       4.60%     2.48%
RATIOS TO AVERAGE NET ASSETS
Expenses                                        1.00%       0.99%       0.99%       0.99%     0.99%
Net investment income                           4.73%       4.55%       4.78%       4.57%     2.45%
Expense waiver/reimbursement(b)                 0.18%       0.20%       0.38%       0.20%     0.18%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)    $3,748,034  $2,363,382  $1,539,235  $1,027,083  $791,147

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                             PRIME CASH SERIES
                                MAY 31, 1998

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1998, is as follows:

                 SECURITY                    ACQUISITION DATE   ACQUISITION COST
 Associates Corp. of North America               12/3/1997         $59,982,729
 Bankers Trust New York Corp.                    1/29/1998          30,000,000
 Liquid Asset Backed Securities Trust,           8/15/1996          51,000,000
 Series 1996-3
 Liquid Asset Backed Securities Trust,           2/19/1997          39,433,572
 Series 1997-1
 Liquid Asset Backed Securities Trust,           6/27/1997          52,237,808
 Series 1997-3 Senior Notes
 Rabobank Optional Redemption Trust,             4/17/1997          33,963,410
 Series 1997-101
 Toledo Medical Building I L.P.                  11/2/1992           3,620,000
 Triangle Funding Ltd.                          10/16/1997          10,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1998, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1998, capital paid-in aggregated $3,748,033,965. Transactions in capital stock were as follows:


                                                                                   YEAR ENDED
                                                                            1998              1997
Shares sold                                                            12,363,460,681     9,031,450,524
Shares issued to shareholders in payment of distributions declared        144,001,210        90,848,174
Shares redeemed                                                      (11,122,809,806)   (8,298,152,325)
Net change resulting from share transactions                            1,384,652,085       824,146,373

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                        INDEPENDENT AUDITORS' REPORT

To the Board of Directors of CASH TRUST SERIES, INC. and Shareholders of PRIME CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Prime Cash Series (one of the portfolios comprising Cash Trust Series, Inc.) including the portfolio of investments, as of May 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prime Cash Series as of May 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP Pittsburgh, Pennsylvania
July 10, 1998

                                  DIRECTORS
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                          Nicholas P. Constantakis
                             William J. Copeland
                           J. Christopher Donahue
                             James E. Dowd, Esq.
                           Lawrence D. Ellis, M.D.
                        Edward L. Flaherty, Jr., Esq.
                               Peter E. Madden
                      John E. Murray, Jr., J.D., S.J.D.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS
                               John F. Donahue
                                  Chairman

                              Richard B. Fisher
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                           Nicholas J. Seitanakis
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Prime Cash Series
ANNUAL REPORT TO SHAREHOLDERS
MAY 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 147551105
0062904 (7/98)


                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Treasury Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month period from June 1, 1997, through May 31, 1998. The report begins with commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and its financial statements.

Treasury Cash Series is a highly conservative way to help your ready cash pursue daily income--while offering you the advantages of daily liquidity and stability of principal.* The fund invests in some of the safest investments available--short-term U.S. Treasury obligations or repurchase agreements backed by these obligations.

Dividends paid to shareholders during the reporting period totaled $0.05 per share. At the end of the reporting period, the fund's total net assets reached $821.4 million.

As always, we thank you for keeping your ready cash working through the relative safety of Treasury Cash Series. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no guarantee that they will do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Treasury Cash Series is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's ("S&P") and Aaa by Moody's Investors Service, Inc. ("Moody's").*

The Federal Reserve Board (the "Fed") kept monetary policy unchanged, with the federal funds target rate at 5.50%, over the annual reporting period ended May 31, 1998. Economic fundamentals remained quite strong over the reporting period, as gross domestic product grew at over 3.00% for the second, third, and fourth quarters of 1997, and expanded by 5.40% in the first quarter of 1998. The growth was spurred on by lower long-term interest rates and robust consumer spending. Outward signs of inflation remained benign, although concerns over tight labor markets in the face of economic growth in excess of the pace generally thought to be non-inflationary kept Fed policy makers vigilant. All things considered, it is likely that the Fed would have tightened monetary policy in a preemptive move to ward off future inflationary pressures had not the crises in the Asian economies developed toward the end of 1997. With the economies of many Asian nations unsteady at best and with the ultimate impact of the turmoil on the domestic economy unclear, the Fed was content to remain on the sidelines for the next several months.

Very short-term Treasury bills ("T-bills") were heavily influenced by technical factors over the reporting period--namely, a reduction in the overall T-bill auction sizes due to stronger than expected tax receipts and continued improvement in the budget deficit. As a result, movements in the relatively longer one-year T-bill were the best barometer of market sentiment over the reporting period. The yield on this security declined steadily from 5.75% in early June to 5.50% in early July, then traded within a fairly narrow range until early October. The yield then rose to 5.60% by the middle of the month as Fed tightening expectations resurfaced but then plunged to 5.20% by late October in the midst of the Asian crisis as investors sought a safe haven in Treasury securities. The next few months were characterized by shifting market expectations, alternating between fears of building inflation as the economy remained strong and fears that the impact from Asia would be so great that the Fed would eventually be forced to ease. After rising to 5.60% by late-November, the yield on the one year T-bill fell to 5.10% in January, rebounded to 5.40% by late February, and then traded within a relatively narrow range until the end of the reporting period in May.

Over the reporting period, the fund was targeted in a 35- to 45-day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the Treasury market. Technical influences in shorter-term Treasury securities offered opportunities to sell out of these securities and reinvest farther out the curve. The fund remained barbelled in structure, combining a significant position in overnight and term repurchase agreements with purchases of T-bills and notes with 6 to 13 month maturities. In spite of the torrid pace of growth in the first quarter, the economy is expected to slow in upcoming months. Inventory accumulation combined with a net export drag may trim growth back to a more sustainable level. With that in mind, the Fed will likely continue to stay on hold in the meantime, as long as inflation remains under control.

* An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated, fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Cash Trust Series, Inc. (the "Company") was held on May 15, 1998. On February 26, 1998, the record date for shareholders voting at the meeting, there were 5,569,771,582 total outstanding shares. The following item was considered by shareholders of the Company and the results of their voting were as follows:

AGENDA ITEM: To elect Directors.*

                                     SHARES VOTED    SHARES WITHHELD
                                          FOR          AUTHORITY
 Thomas G. Bigley                    3,096,135,538    166,988,035
 John E. Murray, Jr., J.D., S.J.D.   3,096,268,650    166,854,923
 Nicholas P. Constantakis            3,096,798,545    166,325,028

* The following Directors of the Company continued their terms as Directors of the Company: John F. Donahue, John T. Conroy, Jr., William J. Copeland,
  J. Christopher Donahue, James E. Dowd, Esq., Lawrence D. Ellis, M.D., Edward
  L. Flaherty, Jr., Esq., Peter E. Madden, Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS
                            TREASURY CASH SERIES
                                MAY 31, 1998

      PRINCIPAL
        AMOUNT                                                                           VALUE
 SHORT-TERM U.S. TREASURY OBLIGATION--15.8%
 U.S. TREASURY NOTE -- 15.8%
 $         129,500,000 4.750% - 9.250%, 8/15/1998 - 5/15/1999                        $  129,819,391
                           TOTAL SHORT-TERM U.S. TREASURY OBLIGATION                    129,819,391
 (A)REPURCHASE AGREEMENTS--83.6%
            35,000,000 ABN AMRO Chicago Corp., 5.590%, dated 5/29/1998, due              35,000,000
                       6/1/1998
            35,000,000 BT Securities Corp., 5.570%, dated 5/29/1998, due 6/1/1998        35,000,000
            35,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.590%, dated 5/29/1998, due       35,000,000
                       6/1/1998
            35,000,000 Barclays de Zoete Wedd Securities, Inc., 5.560%, dated            35,000,000
                       5/29/1998, due 6/1/1998
            25,000,000 Bear, Stearns and Co., 5.570%, dated 5/29/1998, due 6/1/1998      25,000,000
            20,000,000 (b)Deutsche Bank Government Securities, Inc., 5.490%, dated       20,000,000
                       5/28/1998, due 6/30/1998
            18,600,000 Deutsche Bank Government Securities, Inc., 5.570%, dated          18,600,000
                       5/29/1998, due 6/1/1998
            35,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.570%,          35,000,000
                       dated 5/29/1998, due 6/1/1998
            25,000,000 First Union Capital Markets, 5.580%, dated 5/29/1998, due         25,000,000
                       6/1/1998
            35,000,000 Greenwich Capital Markets, Inc., 5.550%, dated 5/29/1998,         35,000,000
                       due 6/1/1998
            35,000,000 Harris Government Security, Inc., 5.580%, dated 5/29/1998,        35,000,000
                       due 6/1/1998
            35,000,000 J.P. Morgan & Co., Inc., 5.570%, dated 5/29/1998, due             35,000,000
                       6/1/1998
            35,000,000 Morgan Stanley Group, Inc., 5.550%, dated 5/29/1998, due          35,000,000
                       6/1/1998
            35,000,000 Salomon Brothers, Inc., 5.590%, dated 5/29/1998, due              35,000,000
                       6/1/1998
            35,000,000 Societe Generale, New York, 5.570%, dated 5/29/1998, due          35,000,000
                       6/1/1998
            40,000,000 Swiss Bank Capital Markets, 5.550%, dated 5/29/1998, due          40,000,000
                       6/1/1998
            35,000,000 Toronto Dominion Securities (USA) Inc., 5.570%, dated             35,000,000
                       5/29/1998, due 6/1/1998
            35,000,000 UBS Securities, Inc., 5.570%, dated 5/29/1998, due 6/1/1998       35,000,000
            35,000,000 Westdeutsche Landesbank Girozentrale, 5.570%, dated               35,000,000
                       5/29/1998, due 6/1/1998
             9,000,000 (b)Credit Suisse First Boston, Inc., 5.440%, dated 4/9/1998,       9,000,000
                       due 7/8/1998
            34,000,000 (b)Goldman Sachs Group, LP, 5.490%, dated 5/19/1998, due          34,000,000
                       6/9/1998
            25,000,000 (b)Merrill Lynch, Pierce, Fenner and Smith, 5.500%, dated         25,000,000
                       5/8/1998, due 8/10/1998
                           TOTAL REPURCHASE AGREEMENTS                                  686,600,000
                           TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                   $ 816,419,391

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(b) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($821,484,227) at May 31, 1998.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                            TREASURY CASH SERIES
                                MAY 31, 1998

 ASSETS:
 Investments in repurchase agreements                                 $ 686,600,000
 Investments in securities                                              129,819,391
   Total investments in securities, at amortized cost and value                       $ 816,419,391
 Cash                                                                                        22,747
 Income receivable                                                                        1,907,880
 Receivable for investments sold                                                          5,053,966
 Receivable for shares sold                                                                 432,441
   Total assets                                                                         823,836,425
 LIABILITIES:
 Payable for shares redeemed                                              1,198,007
 Income distribution payable                                                844,711
 Accrued expenses                                                           309,480
   Total liabilities                                                                      2,352,198
 NET ASSETS for 821,484,227 shares outstanding                                        $ 821,484,227
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $821,484,227 / 821,484,227 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                            TREASURY CASH SERIES
                          YEAR ENDED MAY 31, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 46,348,470
 Expenses:
 Investment advisory fee                                                $   4,134,411
 Administrative personnel and services fee                                    623,879
 Custodian fees                                                                86,299
 Transfer and dividend disbursing agent fees and                              628,730
 expenses
 Directors'/Trustees' fees                                                      7,988
 Auditing fees                                                                 13,141
 Legal fees                                                                     6,030
 Portfolio accounting fees                                                    140,071
 Distribution services fee                                                  2,374,689
 Shareholder services fee                                                   2,067,206
 Share registration costs                                                      57,369
 Printing and postage                                                          70,029
 Insurance premiums                                                             6,846
 Taxes                                                                         52,947
 Miscellaneous                                                                  3,997
   Total expenses                                                          10,273,632
 Waivers--
   Waiver of investment advisory fee                    $   (424,670)
   Waiver of distribution services fee                    (1,547,806)
     Total waivers                                                         (1,972,476)
       Net expenses                                                                       8,301,156
         Net investment income                                                         $ 38,047,314

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                            TREASURY CASH SERIES

                                                                       YEAR ENDED MAY 31,
                                                                    1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $      38,047,314  $      31,059,670
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                            (38,047,314)       (31,059,670)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                      3,586,341,688      3,450,893,937
 Net asset value of shares issued to shareholders in payment          33,442,587         24,708,694
 of distributions declared
 Cost of shares redeemed                                          (3,569,463,870)    (3,298,168,881)
   Change in net assets resulting from share transactions             50,320,405        177,433,750
     Change in net assets                                             50,320,405        177,433,750
 NET ASSETS:
 Beginning of period                                                 771,163,822        593,730,072
 End of period                                                 $     821,484,227  $     771,163,822

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            YEAR ENDED MAY 31,
                                            1998       1997       1996       1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                        0.05       0.04       0.05       0.04       0.02
LESS DISTRIBUTIONS
 Distributions from net investment income    (0.05)     (0.04)     (0.05)     (0.04)     (0.02)
NET ASSET VALUE, END OF PERIOD              $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(A)                               4.70%      4.50%      4.83%      4.34%      2.37%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                     1.00%      0.99%      0.99%      0.99%      0.99%
 Net investment income                        4.60%      4.41%      4.70%      4.26%      2.33%
 Expense waiver/reimbursement(b)              0.24%      0.03%      0.29%      0.08%      0.10%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)  $821,484   $771,164   $593,730   $424,091   $427,005

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                            TREASURY CASH SERIES
                                MAY 31, 1998

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1998, there was 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1998, capital paid-in aggregated $821,484,227. Transactions in capital stock were as follows:

                               YEAR ENDED MAY 31,
                                    1998 1997
Shares sold                                        3,586,341,688   3,450,893,937
Shares issued to shareholders in
payment of distributions declared                     33,442,587      24,708,694
Shares redeemed                                   (3,569,463,870) (3,298,168,881)
   Net change resulting from share transactions       50,320,405     177,433,750

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                        INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CASH TRUST SERIES, INC. and Shareholders of
TREASURY CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Treasury Cash Series (one of the portfolios comprising Cash Trust Series, Inc.) including the portfolio of investments, as of May 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Cash Series as of May 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
July 10, 1998

                                  DIRECTORS

                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                          Nicholas P. Constantakis
                             William J. Copeland
                           J. Christopher Donahue
                             James E. Dowd, Esq.
                           Lawrence D. Ellis, M.D.
                        Edward L. Flaherty, Jr., Esq.
                               Peter E. Madden
                      John E. Murray, Jr., J.D., S.J.D.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                              Richard B. Fisher
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                           Nicholas J. Seitanakis
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]FEDERATED INVESTORS

Treasury Cash Series

ANNUAL REPORT
TO SHAREHOLDERS
MAY 31, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 147551402
2062301 (7/98)
[Graphic]